Employee Benefits - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Pension Plans And Defined Benefit Postretirement Plans [Abstract]
Amount of employee benefits charged	¥ 199,411	¥ 140,135	¥ 80,505